Stockholders' Equity (Deficit) (Quarter) (Detail) - Restricted Stock Activity	0 Months Ended		3 Months Ended			12 Months Ended
	Dec. 30, 2011	Sep. 08, 2011	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Unvested restricted shares as of September 30, 2012							2,117,500
Restricted Stock [Member]
Restricted shares issued			13,456,667			6,737,322	1,870,940
Vested at June 30, 2012				(160,412)		(80,206)
Unvested restricted shares as of September 30, 2012			13,296,255				1,790,734
Granted during the period	1,550,115	320,825	0	13,085,842	200,000
Forfeited during the period			0	(1,700,115)